Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit (loss) before taxation	$ (63)	$ 269	$ 257
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(10)	(19)	7
Amortisation of tangible assets (note 4)	817	789	737
Finance costs and unwinding of obligations (note 7)	169	180	245
Environmental, rehabilitation and other expenditure	(30)	(13)	(56)
Special items	394	44	60
Amortisation of intangible assets (notes 4 and 15)	6	20	40
Fair value adjustment on issued bonds	0	(9)	(66)
Interest received (note 3)	(15)	(22)	(28)
Share of associates and joint ventures’ (profit) loss (note 8)	(22)	(11)	(88)
Exchange loss on foreign currency reserve release	0	60	0
Movements in working capital	156	76	(89)
Other non-cash movements	61	90	53
Cash generated from operations	1,151	1,302	1,250
(Increase) decrease in inventories	(67)	(48)	99
(Increase) decrease in trade, other receivables and other assets	(86)	(131)	108
Increase (decrease) in trade, other payables and deferred income	(3)	103	(118)
Movements in working capital	$ (156)	$ (76)	$ 89